BASIS OF PREPARATION OF CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (Details Narrative)	6 Months Ended
Jun. 30, 2026 ₪ / shares
Notes and other explanatory information [abstract]
Exchange rate US to NIS	2.978